Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels depreciation	$ 3,665	$ 2,253	$ 4,578
Depreciation on office furniture and equipment	39	33	31
Depreciation of right of use asset	206	112	112
Total	$ 3,910	$ 2,398	$ 4,721